Income taxes (Reconciliation of Income Tax Expense) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax expense at Canadian statutory federal tax rate	$ 940,000,000	$ 878,000,000	$ 973,000,000
Canadian federal reconciling items:
Nontaxable or nondeductible items, net	(1,000,000)
Canadian provincial income taxes, net of federal effect	537,000,000
Provincial and foreign income taxes		582,000,000	633,000,000
Tax-deductible goodwill and related impacts		0	(713,000,000)
Foreign tax affects
Federal tax rate differential	46,000,000
Other		(56,000,000)	(30,000,000)
Income tax expense	1,544,000,000	1,404,000,000	863,000,000
Net cash payments for income taxes	$ 935,000,000	$ 1,221,000,000	$ 1,197,000,000
Rate
Income tax expense at Canadian statutory federal tax rate	15.00%	15.00%	15.00%
Nontaxable or nondeductible items, net	0.00%
Canadian provincial income taxes, net of federal effect	8.60%
Federal tax rate differential	0.70%
Effective tax rate	24.60%
Unrecognized tax benefits	$ 0
Canada
Foreign tax affects
Other	$ (14,000,000)
Rate
Other	(0.20%)
U.S.
Foreign tax affects
Other	$ 36,000,000
Rate
Other	0.50%
Non-US
Rate
Deferred income tax recovery			$ 767,000,000
Income tax expense related to the foregone tax deduction			85,000,000
Non-US | Tax Years Prior To 2023
Rate
Income tax expense related to the foregone tax deduction			$ 54,000,000